July 9, 2012

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: (File Nos. 33-88316 and 811-8932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Partners Funds, Inc. (“Artisan Funds”) certifies that:

a.	the forms of prospectus and statement of additional information relating to Artisan Global Opportunities Fund – Institutional Shares and Artisan Global Value Fund – Institutional Shares, dated July 9, 2012, that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to Artisan Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to Artisan Funds’ registration statement was filed with the Securities and Exchange Commission electronically on July 6, 2012.

Very truly yours,
ARTISAN PARTNERS FUNDS, INC.
/s/ James S. Hamman, Jr.
By: James S. Hamman, Jr. Its: Assistant Secretary